-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: April 30, 2010

                                                       Estimated average burden
                                                       hours per response: 10.5
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05685
                                   ---------------------------------------------

                          Williamsburg Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  225 Pictoria Drive, Suite 450         Cincinnati, Ohio              45246
--------------------------------------------------------------------------------
        (Address of principal executive offices)                    (Zip code)

                             W. Lee H. Dunham, Esq.

 Sullivan & Worcester LLP        One Post Office Square        Boston, MA 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400
                                                     ---------------------------

Date of fiscal year end:         March 31, 2008
                          ---------------------------------------------

Date of reporting period:        December 31, 2007
                          ---------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 87.1%                                   VALUE
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY - 6.4%
    10,000     Harrah's Entertainment, Inc.                        $    887,500
    26,500     Home Depot, Inc.                                         713,910
    30,000     Johnson Controls, Inc.                                 1,081,200
    11,000     NIKE, Inc. - Class B                                     706,640
    50,000     Walt Disney Company (The)                              1,614,000
                                                                   ------------
                                                                      5,003,250
                                                                   ------------
               CONSUMER STAPLES - 8.4%
    33,000     Altria Group, Inc.                                     2,494,140
    22,836     Kraft Foods, Inc.                                        745,139
    10,000     PepsiCo, Inc.                                            759,000
    28,000     Procter & Gamble Company (The)                         2,055,760
    13,000     Walgreen Company                                         495,040
                                                                   ------------
                                                                      6,549,079
                                                                   ------------
               ENERGY - 12.8%
    13,114     Apache Corporation                                     1,410,280
     7,300     BP plc - ADR                                             534,141
    19,000     Chevron Corporation                                    1,773,270
    18,500     ConocoPhillips                                         1,633,550
     3,500     EnergySouth, Inc.                                        203,000
    18,100     Exxon Mobil Corporation                                1,695,789
    14,000     Spectra Energy Corporation                               361,480
     7,996     Transocean, Inc. (a)                                   1,144,627
    10,000     Valero Energy Corporation                                700,300
    10,000     XTO Energy, Inc.                                         513,600
                                                                   ------------
                                                                      9,970,037
                                                                   ------------
               FINANCIALS - 15.4%
    27,080     Aegon N.V. - ARS                                         474,712
    19,800     AFLAC, Inc.                                            1,240,074
     4,000     American Capital Strategies Ltd.                         131,840
    33,600     American Express Company                               1,747,872
     4,000     American International Group, Inc.                       233,200
    62,870     Bank of America Corporation                            2,594,016
     5,000     Broadridge Financial Solutions, Inc.                     112,150
    15,000     Charles Schwab Corporation                               383,250
    25,000     Citigroup, Inc.                                          736,000
    35,000     Colonial Properties Trust                                792,050
     7,000     Goldman Sachs Group, Inc. (The)                        1,505,350
    65,400     U.S. Bancorp                                           2,075,796
                                                                   ------------
                                                                     12,026,310
                                                                   ------------

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 87.1% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               HEALTH CARE - 11.3%
     3,000     Abbott Laboratories                                 $    168,450
     2,000     Allergan, Inc.                                           128,480
    14,300     Becton, Dickinson & Company                            1,195,194
    17,500     Cardinal Health, Inc.                                  1,010,625
     2,000     Covance, Inc. (a)                                        173,240
    20,000     Elan Corporation (a)                                     439,600
     5,000     Fresenius Medical Care AG & Company - ADR                263,750
     2,000     Genzyme Corporation (a)                                  148,880
    20,000     Johnson & Johnson                                      1,334,000
    11,250     Techne Corporation (a)                                   743,062
    13,000     UnitedHealth Group, Inc.                                 756,600
    28,000     WellPoint, Inc. (a)                                    2,456,440
                                                                   ------------
                                                                      8,818,321
                                                                   ------------
               INDUSTRIALS - 16.0%
    23,500     Caterpillar, Inc.                                      1,705,160
     3,000     C.H. Robinson Worldwide, Inc.                            162,360
    30,000     Emerson Electric Company                               1,699,800
    12,500     FedEx Corporation                                      1,114,625
    20,000     General Dynamics Corporation                           1,779,800
    28,000     General Electric Company                               1,037,960
    16,000     Ingersoll-Rand Company Ltd. - Class A                    743,520
    10,000     Norfolk Southern Corporation                             504,400
    28,000     Quanta Services, Inc. (a)                                734,720
     5,000     Stericycle, Inc. (a)                                     297,000
     3,000     Thermo Fisher Scientific, Inc. (a)                       173,040
    16,000     United Technologies Corporation                        1,224,640
    16,000     Waters Corporation (a)                                 1,265,120
                                                                   ------------
                                                                     12,442,145
                                                                   ------------
               INFORMATION TECHNOLOGY - 11.9%
    42,500     Adobe Systems, Inc. (a)                                1,816,025
     5,000     Applied Materials, Inc.                                   88,800
    20,000     Automatic Data Processing, Inc.                          890,600
     4,000     Cerner Corporation (a)                                   225,600
    57,000     Cisco Systems, Inc. (a)                                1,542,990
    31,000     Corning, Inc.                                            743,690
    37,000     Hewlett-Packard Company                                1,867,760
     7,000     International Business Machines Corporation              756,700
    18,000     Network Appliance, Inc. (a)                              449,280
    27,000     Texas Instruments, Inc.                                  901,800
                                                                   ------------
                                                                      9,283,245
                                                                   ------------
               MATERIALS - 2.4%
     7,000     Alcoa, Inc.                                              255,850
    10,000     Nucor Corporation                                        592,200
     7,000     POSCO - ADR                                            1,052,870
                                                                   ------------
                                                                      1,900,920
                                                                   ------------
               TELECOMMUNICATIONS SERVICES - 0.5%
     1,000     America Movil SAB de C.V.                                 61,390
     6,000     AT&T, Inc.                                               249,360
    15,000     Quest Communications International, Inc. (a)             105,150
                                                                   ------------
                                                                        415,900
                                                                   ------------

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 87.1% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               UTILITIES - 2.0%
    65,980     Duke Energy Corporation                             $  1,330,817
     5,000     Wisconsin Energy Corporation                             243,550
                                                                   ------------
                                                                      1,574,367
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $31,435,802)              $ 67,983,574
                                                                   ------------

================================================================================
    SHARES     EXCHANGE-TRADED FUNDS - 10.4%                           VALUE
--------------------------------------------------------------------------------

    51,500     iShares MSCI EAFE Index Fund                        $  4,045,325
     3,000     Vanguard Emerging Markets ETF                            314,190
    30,500     Vanguard FTSE All-World wx-US Index ETF                1,789,435
    16,000     Vanguard Information Technology Index ETF                964,320
     4,500     Vanguard Materials ETF                                   396,540
     8,000     Vanguard Telecommunication Services ETF                  602,160
                                                                   ------------

               TOTAL EXCHANGE-TRADED FUNDS (Cost $7,320,083)       $  8,111,970
                                                                   ------------

================================================================================
 PAR VALUE     COMMERCIAL PAPER - 2.3%                                 VALUE
--------------------------------------------------------------------------------

$1,832,000     U.S. Bancorp, discount, due 01/02/2008
                 (Cost $1,831,823)                                 $  1,831,823
                                                                   ------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 0.0%                               VALUE
--------------------------------------------------------------------------------

     1,049     AIM STIT - STIC Prime Portfolio -
                 Institutional Class (Cost $1,049)                 $      1,049
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE - 99.8%
                 (Cost $40,588,757)                                $ 77,928,416

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%             152,548
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 78,080,964
                                                                   ============

(a)   Non-income producing security.
ADR - American Depositary Receipt
ARS - American Registered Shares

See accompanying notes to schedule of investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 91.7%                                   VALUE
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY - 10.6%
     2,500     AnnTaylor Stores Corporation (a)                    $     63,900
     2,000     ArvinMeritor, Inc.                                        23,460
     6,500     Barnes & Noble, Inc.                                     223,925
     5,700     BJ's Wholesale Club, Inc. (a)                            192,831
     2,000     Bob Evans Farms, Inc.                                     53,860
     3,000     BorgWarner, Inc.                                         145,230
     1,700     CBRL Group, Inc.                                          55,063
     2,500     Coach, Inc. (a)                                           76,450
     3,500     DreamWorks Animation SKG, Inc. (a)                        89,390
     2,000     Family Dollar Stores, Inc.                                38,460
     7,000     GameStop Corporation - Class A (a)                       434,770
     2,000     Hanesbrands, Inc. (a)                                     54,340
     4,500     Harrah's Entertainment, Inc.                             399,375
     4,000     Hasbro, Inc.                                             102,320
     5,500     Herman Miller, Inc.                                      178,145
     3,000     IAC/InterActiveCorp (a)                                   80,760
     1,605     ITT Educational Services, Inc. (a)                       136,858
     3,000     Jarden Corporation (a)                                    70,830
     2,000     Liberty Global, Inc. (a)                                  78,380
     5,000     MSC Industrial Direct Company, Inc.                      202,350
     3,700     OfficeMax, Inc.                                           76,442
     5,800     O'Reilly Automotive, Inc. (a)                            188,094
     3,000     Phillips-Van Heusen Corporation                          110,580
     2,000     Ross Stores, Inc.                                         51,140
     3,500     Saks, Inc. (a)                                            72,660
     2,500     Scholastic Corporation (a)                                87,225
     6,000     Service Corporation International                         84,300
     3,000     Sinclair Broadcast Group, Inc.                            24,630
     2,000     Snap-on, Inc.                                             96,480
     2,500     Sotheby's                                                 95,250
     2,000     Vail Resorts, Inc. (a)                                   107,620
                                                                   ------------
                                                                      3,695,118
                                                                   ------------
               CONSUMER STAPLES - 2.2%
     5,400     Church & Dwight Company, Inc.                            291,978
     6,000     Hormel Foods Corporation                                 242,880
     4,700     J.M. Smucker Company                                     241,768
                                                                   ------------
                                                                        776,626
                                                                   ------------
               ENERGY - 8.4%
     7,520     Cameron International Corporation (a)                    361,938
     8,000     FMC Technologies, Inc. (a)                               453,600
     4,350     Murphy Oil Corporation                                   369,054

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 91.7% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               ENERGY - 8.4% (CONTINUED)
     2,800     Newfield Exploration Company (a)                    $    147,560
     5,360     Noble Corporation                                        302,894
       480     Patriot Coal Corporation (a)                              20,035
     4,800     Peabody Energy Corporation                               295,872
     5,000     Pride International, Inc. (a)                            169,500
     4,500     Smith International, Inc.                                332,325
     5,800     Valero Energy Corporation                                406,174
     1,000     WESCO International, Inc. (a)                             39,640
                                                                   ------------
                                                                      2,898,592
                                                                   ------------
               FINANCIALS - 13.9%
     8,400     American Financial Group, Inc.                           242,592
     7,300     Associated Banc-Corp                                     197,757
     6,199     Banco Bilbao Vizcaya Argentaria, S.A. - ADR              150,326
     6,000     Bank of Hawaii Corporation                               306,840
    10,050     Berkley (W.R.) Corporation                               299,590
     9,000     Brown & Brown, Inc.                                      211,500
     5,600     Cullen/Frost Bankers, Inc.                               283,696
    10,250     Eaton Vance Corporation                                  465,453
     2,600     Everest Re Group Ltd.                                    261,040
     9,300     HCC Insurance Holdings, Inc.                             266,724
    10,400     Jefferies Group, Inc.                                    239,720
     2,900     Legg Mason, Inc.                                         212,135
     4,600     Liberty Property Trust                                   132,526
     1,129     PNC Financial Services Group, Inc.                        74,119
     6,941     Potlatch Corporation                                     308,458
     4,000     Radian Group, Inc.                                        46,720
     7,000     Rayonier, Inc.                                           330,680
     5,617     State Street Corporation                                 456,100
     3,300     Westamerica Bancorporation                               147,015
     5,200     Wilmington Trust Corporation                             183,040
                                                                   ------------
                                                                      4,816,031
                                                                   ------------
               HEALTH CARE - 12.8%
     1,400     Alcon, Inc.                                              200,256
     2,500     Applera Corporation - Applied Biosystems Group            84,800
     3,450     Barr Pharmaceuticals, Inc. (a)                           183,195
     2,500     Bio-Rad Laboratories, Inc. - Class A (a)                 259,050
     1,500     Cephalon, Inc. (a)                                       107,640
     8,000     Community Health Systems, Inc. (a)                       294,880
     7,000     Covance, Inc. (a)                                        606,340
     8,250     Coventry Health Care, Inc. (a)                           488,812
     5,600     DENTSPLY International, Inc.                             252,112
     1,000     Elan Corporation plc - ADR (a)                            21,980
     4,000     Fresenius Medical Care AG & Company - ADR                211,000

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 91.7% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               HEALTH CARE - 12.8% (CONTINUED)
    12,000     Gilead Sciences, Inc. (a)                           $    552,120
     2,800     Henry Schein, Inc. (a)                                   171,920
     1,000     Millipore Corporation (a)                                 73,180
     7,700     Mylan Laboratories, Inc.                                 108,262
     2,000     ResMed, Inc. (a)                                         105,060
     4,500     Techne Corporation (a)                                   297,225
     3,000     UnitedHealth Group, Inc.                                 174,600
     4,600     Varian Medical Systems, Inc. (a)                         239,936
                                                                   ------------
                                                                      4,432,368
                                                                   ------------
               INDUSTRIALS - 16.0%
     3,000     Alexander & Baldwin, Inc.                                154,980
     7,500     AMETEK, Inc.                                             351,300
     5,000     ChoicePoint, Inc. (a)                                    182,100
     6,000     C.H. Robinson Worldwide, Inc.                            324,720
     3,000     Corporate Executive Board Company                        180,300
     6,000     Donaldson Company, Inc.                                  278,280
     6,000     Expeditors International of Washington, Inc.             268,080
     7,000     Fastenal Company                                         282,940
     3,500     Goodrich Corporation                                     247,135
     6,000     Graco, Inc.                                              223,560
     6,000     Jacobs Engineering Group, Inc. (a)                       573,660
     2,000     Joy Global, Inc.                                         131,640
     3,000     L-3 Communications Holdings, Inc.                        317,820
     4,000     Manpower, Inc.                                           227,600
     3,000     Overseas Shipholding Group, Inc.                         223,290
     5,000     SPX Corporation                                          514,250
     9,000     Stericycle, Inc. (a)                                     534,600
     2,750     Teleflex, Inc.                                           173,278
     2,000     Thomas & Betts Corporation (a)                            98,080
     9,000     Trinity Industries, Inc.                                 249,840
                                                                   ------------
                                                                      5,537,453
                                                                   ------------
               INFORMATION TECHNOLOGY - 14.4%
     8,000     Activision, Inc. (a)                                     237,600
     8,000     Acxiom Corporation                                        93,840
     8,500     ADC Telecommunications, Inc. (a)                         132,175
     5,000     ADTRAN, Inc.                                             106,900
     4,000     Advent Software, Inc. (a)                                216,400
     5,000     Alliance Data Systems Corporation (a)                    374,950
     8,000     Arrow Electronics, Inc. (a)                              314,240
     6,000     Cerner Corporation (a)                                   338,400
     8,000     Cognizant Technology Solutions Corporation (a)           271,520
     6,500     Cree, Inc. (a)                                           178,555
     4,000     DST Systems, Inc. (a)                                    330,200

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 91.7% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY - 14.4% (CONTINUED)
     1,000     Electronic Arts, Inc. (a)                           $     58,410
     5,500     Harris Corporation                                       344,740
    10,000     Integrated Device Technology, Inc. (a)                   113,100
     9,000     Jack Henry & Associates, Inc.                            219,060
     1,500     Koninklijke Philips Electronics N.V. - ADR                64,125
     7,000     Lam Research Corporation (a)                             302,610
     5,000     Linear Technology Corporation                            159,150
     6,000     Macrovision Corporation (a)                              109,980
     5,000     Microchip Technology, Inc.                               157,100
     8,000     National Instruments Corporation                         266,640
     4,000     Plantronics, Inc.                                        104,000
     8,000     SanDisk Corporation (a)                                  265,360
     7,000     Xilinx, Inc.                                             153,090
     2,500     Zebra Technologies Corporation (a)                        86,750
                                                                   ------------
                                                                      4,998,895
                                                                   ------------
               MATERIALS - 6.0%
     4,000     Airgas, Inc.                                             208,440
     9,000     Albemarle Corporation                                    371,250
     4,000     Cabot Corporation                                        133,360
     3,200     Eagle Materials, Inc.                                    113,536
     3,000     Martin Marietta Materials, Inc.                          397,800
     4,000     Scotts Miracle-Gro Company (The) - Class A               149,680
     5,000     Sonoco Products Company                                  163,400
     6,500     Steel Dynamics, Inc.                                     387,205
     7,000     Valspar Corporation (The)                                157,780
                                                                   ------------
                                                                      2,082,451
                                                                   ------------
               TELECOMMUNICATIONS SERVICES - 0.2%
     1,000     Telephone and Data Systems, Inc.                          62,600
                                                                   ------------

               UTILITIES - 7.2%
     7,000     AGL Resources, Inc.                                      263,480
     8,300     Alliant Energy Corporation                               337,727
     7,000     Equitable Resources, Inc.                                372,960
     8,850     MDU Resources Group, Inc.                                244,348
     5,750     ONEOK, Inc.                                              257,428
     7,900     Pepco Holdings, Inc.                                     231,707
    10,800     Puget Energy, Inc.                                       296,244
     6,300     SCANA Corporation                                        265,545
     5,000     Wisconsin Energy Corporation                             243,550
                                                                   ------------
                                                                      2,512,989
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $22,234,151)              $ 31,813,123
                                                                   ------------

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE     COMMERCIAL PAPER - 8.3%                                 VALUE
--------------------------------------------------------------------------------

$1,137,000     American Express Company, discount, due 01/02/2008  $  1,136,891
 1,746,000     U.S. Bancorp, discount, due 01/02/2008                 1,745,831
                                                                   ------------

               TOTAL COMMERCIAL PAPER (Cost $2,882,722)            $  2,882,722
                                                                   ------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 0.0%                               VALUE
--------------------------------------------------------------------------------

     1,128     AIM STIT - STIC Prime Portfolio -
                 Institutional Class (Cost $1,128)                 $      1,128
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE - 100.0%
                 (Cost $25,118,001)                                $ 34,696,973

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)           (13,420)
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 34,683,553
                                                                   ============

(a)   Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

THE GOVERNMENT STREET BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
 PAR VALUE     U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.2%          VALUE
--------------------------------------------------------------------------------

               FEDERAL HOME LOAN BANK - 19.6%
$1,000,000     5.25%, due 01/30/2008                               $  1,000,449
   735,000     5.10%, due 03/06/2008                                    735,589
 2,000,000     5.00%, due 08/16/2011                                  2,000,196
 1,000,000     5.00%, due 06/13/2012                                  1,000,102
                                                                   ------------
                                                                      4,736,336
                                                                   ------------
               FEDERAL HOME MORTGAGE LOAN CORPORATION - 4.2%
 1,000,000     5.375%, due 01/09/2014                                 1,007,659
                                                                   ------------

               U.S. TREASURY NOTES - 0.4%
   100,000     5.625%, due 05/15/2008                                   100,805
                                                                   ------------

               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $5,847,516)                                 $  5,844,800
                                                                   ------------

================================================================================
 PAR VALUE     MORTGAGE-BACKED SECURITIES - 25.9%                      VALUE
--------------------------------------------------------------------------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.3%
$  823,479     Pool #01173, 5.50%, due 06/01/2017                  $    833,225
 1,414,335     Pool #G18056, 5.00%, due 06/01/2020                    1,415,722
                                                                   ------------
                                                                      2,248,947
                                                                   ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.7%
   616,717     Pool #635149, 5.50%, due 07/01/2017                      624,609
 1,492,556     Pool #255808, 5.00%, due 07/01/2025                    1,471,833
                                                                   ------------
                                                                      2,096,442
                                                                   ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.9%
    37,952     Pool #438434, 6.50%, due 01/15/2013                       39,103
     5,414     Pool #470177, 7.00%, due 03/15/2014                        5,613
    12,164     Pool #518403, 7.00%, due 09/15/2014                       12,611
       962     Pool #181540, 8.00%, due 02/15/2017                        1,021
   151,008     Pool #581879, 6.50%, due 03/15/2017                      155,587
    14,155     Pool #493659, 6.50%, due 12/15/2018                       14,621
    64,712     Pool #476695, 6.50%, due 10/15/2023                       66,840
    31,983     Pool #366710, 6.50%, due 02/15/2024                       33,035
    28,277     Pool #453826, 7.25%, due 09/15/2027                       29,907
    45,255     Pool #412360, 7.00%, due 11/15/2027                       47,318
   126,471     Pool #447408, 7.00%, due 01/15/2028                      132,236
    12,286     Pool #454162, 7.00%, due 05/15/2028                       12,846
    96,998     Pool #780825, 6.50%, due 07/15/2028                      100,187
    20,420     Pool #2617, 7.50%, due 07/20/2028                         21,393
    17,095     Pool #158794, 7.00%, due 09/15/2028                       17,874
    17,065     Pool #486760, 6.50%, due 12/15/2028                       17,626
    60,912     Pool #781096, 6.50%, due 12/15/2028                       62,915
    62,255     Pool #781136, 7.00%, due 12/15/2028                       65,092
    46,487     Pool #506618, 7.00%, due 03/15/2029                       48,606
    12,369     Pool #511562, 7.50%, due 07/15/2030                       13,008
    69,203     Pool #448316, 6.50%, due 04/15/2031                       71,479

THE GOVERNMENT STREET BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE     MORTGAGE-BACKED SECURITIES - 25.9% (CONTINUED)          VALUE
--------------------------------------------------------------------------------

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.9% (CONTINUED)
$   41,574     Pool #530606, 6.50%, due 04/15/2031                 $     42,941
    24,799     Pool #545820, 7.00%, due 06/15/2031                       25,929
   172,425     Pool #781330, 6.00%, due 09/15/2031                      176,553
    59,153     Pool #3228, 6.50%, due 04/20/2032                         61,080
    86,802     Pool #569903, 6.50%, due 06/15/2032                       89,657
   540,346     Pool #595934, 6.00%, due 09/15/2032                      553,283
                                                                   ------------
                                                                      1,918,361
                                                                   ------------

               TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,328,465)  $  6,263,750
                                                                   ------------

================================================================================
 PAR VALUE     CORPORATE BONDS - 27.0%                                 VALUE
--------------------------------------------------------------------------------

               FINANCE - 15.6%
               CIT Group, Inc.,
$2,000,000       4.75%, due 12/15/2010                             $  1,897,056
               JPMorgan Chase & Company,
 1,000,000       4.50%, due 01/15/2012                                  984,066
               Student Loan Marketing Association,
 1,000,000       5.125%, due 08/27/2012                                 894,437
                                                                   ------------

               TOTAL FINANCE CORPORATE BONDS                          3,775,559
                                                                   ------------

               INDUSTRIAL - 11.4%
               Ford Motor Company,
 1,000,000       7.25%, due 10/01/2008                                  985,000
               General Dynamics Corporation,
 1,750,000       4.50%, due 08/15/2010                                1,762,889
                                                                   ------------

               TOTAL INDUSTRIAL CORPORATE BONDS                       2,747,889
                                                                   ------------

               TOTAL CORPORATE BONDS (Cost $6,843,198)             $  6,523,448
                                                                   ------------

================================================================================
 PAR VALUE     COMMERCIAL PAPER - 22.1%                                VALUE
--------------------------------------------------------------------------------

$1,208,000     American Express Company, discount, due 01/02/2008  $  1,207,884
   498,000     General Electric Capital Corporation, discount,
                 due 01/02/2008                                         497,959
 1,208,000     Prudential Funding LLC, discount, due 01/02/2008       1,207,894
 1,208,000     Rabobank Group, discount, due 01/02/2008               1,207,901
 1,208,000     U.S. Bancorp, discount, due 01/02/2008                 1,207,883
                                                                   ------------

               TOTAL COMMERCIAL PAPER (Cost $5,329,521)            $  5,329,521
                                                                   ------------

THE GOVERNMENT STREET BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     MONEY MARKET FUNDS - 0.0%                               VALUE
--------------------------------------------------------------------------------

     1,647     AIM STIT - STIC Prime Portfolio -
                 Institutional Class (Cost $1,647)                 $      1,647
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE - 99.2%
                 (Cost $24,350,347)                                $ 23,963,166

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%             181,723
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 24,144,889
                                                                   ============

See accompanying notes to schedule of investments.

THE ALABAMA TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 97.2%                           VALUE
--------------------------------------------------------------------------------

               Alabama Drinking Water Financing Auth., Rev.,
$  250,000       4.00%, due 08/15/2014                             $    256,730
                                                                   ------------

               Alabama Special Care Facilities Financing Auth.,
                 Birmingham, Rev.,
   500,000       4.50%, due 11/01/2009, ETM                             512,275
   400,000       5.375%, due 11/01/2012, ETM                            400,708
                                                                   ------------
                                                                        912,983
                                                                   ------------
               Alabama Special Care Facilities Financing Auth.,
                 Mobile Hospital, Rev.,
   250,000       4.50%, due 11/01/2010, ETM                             256,762
                                                                   ------------

               Alabama State Federal Highway Financing Auth., Rev.,
   210,000       5.00%, due 03/01/2009                                  214,715
   300,000       5.00%, due 03/01/2016                                  316,815
                                                                   ------------
                                                                        531,530
                                                                   ------------
               Alabama State, GO,
   250,000       5.00%, due 06/01/2012                                  260,082
   300,000       5.00%, due 09/01/2015                                  315,810
   300,000       5.00%, due 09/01/2016                                  315,810
   300,000       5.00%, due 09/01/2017                                  324,579
                                                                   ------------
                                                                      1,216,281
                                                                   ------------
               Alabama State, GO, Parks System Improvement
                 Corporation,
   200,000       5.50%, due 06/01/2010                                  211,280
                                                                   ------------

               Alabama State Public School & College Auth.,
                 Capital Improvements, Rev.,
   300,000       5.00%, due 02/01/2010                                  311,325
   475,000       5.00%, due 11/01/2012                                  489,174
   600,000       5.125%, due 11/01/2013                                 618,516
   525,000       5.125%, due 11/01/2015                                 541,202
                                                                   ------------
                                                                      1,960,217
                                                                   ------------
               Alabama State Public School & College Auth., Rev.,
   355,000       5.00%, due 05/01/2010                                  369,892
                                                                   ------------

               Alabama Water Pollution Control Auth., Rev.,
   500,000       5.00%, due 08/15/2010                                  521,805
                                                                   ------------

               Anniston, AL, Waterworks & Sewer Board, Rev.,
   400,000       4.00%, due 06/01/2015                                  404,920
                                                                   ------------

               Athens, AL, Electric Rev. Warrants,
   500,000       3.00%, due 06/01/2011                                  492,955
                                                                   ------------

               Athens, AL, School Warrants,
   335,000       5.05%, due 08/01/2015                                  341,971
                                                                   ------------

THE ALABAMA TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 97.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------

               Auburn, AL, Capital Improvements, School
                 Warrants, GO,
$  225,000       5.00%, due 08/01/2012                             $    240,912
                                                                   ------------

               Auburn, AL, GO,
   285,000       4.25%, due 08/01/2009                                  290,241
                                                                   ------------

               Auburn, AL, Water Works Board, Rev.,
   335,000       5.00%, due 07/01/2015                                  355,867
                                                                   ------------

               Auburn University, AL, General Fee Rev.,
   400,000       4.45%, due 06/01/2011                                  405,968
                                                                   ------------

               Baldwin Co., AL, Board of Education, Rev. Warrants,
   200,000       5.20%, due 06/01/2009                                  201,792
   300,000       5.00%, due 06/01/2010                                  312,099
                                                                   ------------
                                                                        513,891
                                                                   ------------
               Baldwin Co., AL, GO, Warrants,
   500,000       4.50%, due 11/01/2008                                  506,235
   200,000       5.00%, due 02/01/2015                                  216,156
   320,000       5.00%, due 02/01/2017                                  350,234
                                                                   ------------
                                                                      1,072,625
                                                                   ------------
               Birmingham, AL, Special Care Facilities
                 Financing Auth., Rev.,
   300,000       3.70%, due 06/01/2009                                  302,055
                                                                   ------------

               Decatur, AL, GO, Warrants,
   300,000       5.00%, due 06/01/2009                                  302,292
                                                                   ------------

               Decatur, AL, Water Rev.,
   100,000       5.00%, due 05/01/2014                                  103,285
                                                                   ------------

               Dothan, AL, GO,
   500,000       5.50%, due 09/01/2014                                  524,825
                                                                   ------------

               Fairhope, AL, Warrants,
   295,000       5.10%, due 06/01/2014                                  308,334
                                                                   ------------

               Florence, AL, School Warrants,
   200,000       4.65%, due 12/01/2012                                  206,354
                                                                   ------------

               Homewood, AL, GO, Warrants,
   500,000       5.00%, due 09/01/2014                                  536,235
   250,000       5.00%, due 09/01/2015                                  274,433
                                                                   ------------
                                                                        810,668
                                                                   ------------

THE ALABAMA TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 97.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------

               Houston Co., AL, GO,
$  300,000       5.60%, due 10/15/2014                             $    319,107
                                                                   ------------

                Huntsville, AL, Capital Improvements, GO,
   100,000       3.25%, due 11/01/2010                                  100,070
                                                                   ------------

               Huntsville, AL, Electric Systems, Rev.,
   250,000       4.80%, due 12/01/2012                                  255,263
   300,000       4.00%, due 12/01/2013                                  309,762
                                                                   ------------
                                                                        565,025
                                                                   ------------
               Huntsville, AL, GO,
   400,000       5.50%, due 08/01/2009                                  415,152
   500,000       5.00%, due 08/01/2011                                  530,350
   250,000       5.25%, due 11/01/2012                                  256,750
                                                                   ------------
                                                                      1,202,252
                                                                   ------------
               Huntsville, AL, Water Systems, Rev.,
   200,000       4.70%, due 11/01/2013                                  204,042
                                                                   ------------

               Jefferson Co., AL, Sewer Rev.,
   225,000       5.00%, due 02/01/2041, prerefunded
                 02/01/2011 @ 101                                       238,768
                                                                   ------------

               Madison, AL, Warrants,
   200,000       4.40%, due 02/01/2011                                  204,182
   400,000       4.85%, due 02/01/2013                                  408,512
                                                                   ------------
                                                                        612,694
                                                                   ------------
               Madison Co., AL, Board of Education,
                 Capital Outlay Tax Antic. Warrants,
   400,000       5.20%, due 03/01/2011                                  420,444
   250,000       5.20%, due 03/01/2014                                  262,310
                                                                   ------------
                                                                        682,754
                                                                   ------------
               Mobile, AL, GO,
   100,000       4.50%, due 08/01/2013                                  105,747
   400,000       4.75%, due 02/15/2014                                  422,260
                                                                   ------------
                                                                        528,007
                                                                   ------------
               Montgomery, AL, GO,
   300,000       5.00%, due 11/01/2015                                  316,575
                                                                   ------------

               Montgomery, AL, Waterworks & Sanitation, Rev.,
   500,000       5.00%, due 09/01/2008                                  506,630
   350,000       5.25%, due 09/01/2011                                  374,409
                                                                   ------------
                                                                        881,039
                                                                   ------------
               Mountain Brook, AL, City Board of Education,
                 Capital Outlay Warrants,
   405,000       4.80%, due 02/15/2011                                  405,498
                                                                   ------------

               Opelika, AL, GO,
   210,000       4.00%, due 03/01/2010                                  213,778
                                                                   ------------

THE ALABAMA TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 97.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------

               Scottsboro, AL, Waterworks Sewer & Gas Board, Rev.,
$  200,000       4.35%, due 08/01/2011                             $    203,286
                                                                   ------------

               Shelby Co., AL, Board of Education, Rev. Warrants,
   500,000       4.80%, due 02/01/2011                                  513,020
                                                                   ------------

               St. Clair Co., AL, GO,
   145,000       4.00%, due 08/01/2013                                  150,059
   205,000       4.00%, due 08/01/2014                                  212,685
                                                                   ------------
                                                                        362,744
                                                                   ------------
               Trussville, AL, Warrants,
   400,000       4.30%, due 10/01/2010                                  412,544
                                                                   ------------

               Tuscaloosa, AL, Board of Education, GO,
   300,000       4.625%, due 08/01/2008                                 300,372
                                                                   ------------

               Tuscaloosa, AL, Board of Education, Special
                 Tax Warrants,
   300,000       4.85%, due 02/15/2013                                  300,399
                                                                   ------------

               Tuscaloosa, AL, GO, Warrants,
   145,000       4.25%, due 02/15/2011                                  149,463
   500,000       5.45%, due 01/01/2014                                  527,120
   400,000       5.55%, due 01/01/2015, prerefunded
                 01/01/2010 @ 101                                       422,464
                                                                   ------------
                                                                      1,099,047
                                                                   ------------
               Tuscaloosa Co., AL, GO, Warrants
   425,000       4.30%, due 10/01/2009                                  434,405
                                                                   ------------

               University of Alabama, AL, General Fee Rev.,
   240,000       4.10%, due 12/01/2013                                  246,235
                                                                   ------------

               University of Alabama, AL, Series A, Rev.,
   375,000       4.00%, due 10/01/2010                                  383,918
                                                                   ------------

               Vestavia Hills, AL, Warrants,
   565,000       5.00%, due 02/01/2012                                  601,132
                                                                   ------------

               TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL
                 OBLIGATION (GO) BONDS (Cost $23,550,086)          $ 24,041,354
                                                                   ------------

THE ALABAMA TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     MONEY MARKET FUNDS - 1.7%                               VALUE
--------------------------------------------------------------------------------

   422,053     Alpine Muncipal Money Market Fund -
                 Class I (Cost $422,053)                           $    422,053
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE - 98.9%
                 (Cost $23,972,139)                                $ 24,463,407

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%             277,618
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 24,741,025
                                                                   ============

ETM - Escrowed to Maturity

See accompanying notes to schedule of investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2007:

                                      The             The              The
                                   Government      Government       Government      The Alabama
                                 Street Equity     Street Mid-     Street Bond        Tax Free
                                     Fund           Cap Fund           Fund           Bond Fund
                                 ------------     ------------     ------------     ------------
Cost of portfolio investments    $ 40,588,757     $ 25,118,001     $ 24,350,347     $ 24,039,660
                                 ============     ============     ============     ============

Gross unrealized appreciation    $ 37,959,227     $ 10,876,823     $     36,603     $    459,728

Gross unrealized depreciation        (619,568)      (1,297,851)        (423,784)         (35,981)
                                 ------------     ------------     ------------     ------------
Net unrealized appreciation
(depreciation)                   $ 37,339,659     $  9,578,972     $   (387,181)    $    423,747
                                 ============     ============     ============     ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

THE DAVENPORT EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS -- 97.8%                                  VALUE
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 5.0%
   110,572     CarMax, Inc. (a)                                    $  2,183,797
    68,354     Lowe's Companies, Inc.                                 1,546,167
   105,425     News Corporation - Class B                             2,240,281
    52,350     Omnicom Group, Inc.                                    2,488,196
                                                                   ------------
                                                                      8,458,441
                                                                   ------------
               CONSUMER STAPLES -- 14.5%
    45,184     Colgate-Palmolive Company                              3,522,545
    69,525     CVS Caremark Corporation                               2,763,619
    61,625     Hershey Company (The)                                  2,428,025
    75,000     Kraft Foods, Inc.                                      2,447,250
    44,000     PepsiCo, Inc.                                          3,339,600
    36,375     Procter & Gamble Company (The)                         2,670,652
    53,800     Smithfield Foods, Inc. (a)                             1,555,896
   100,166     Sysco Corporation                                      3,126,181
    62,555     Walgreen Company                                       2,382,094
                                                                   ------------
                                                                     24,235,862
                                                                   ------------
               ENERGY -- 11.9%
    35,700     Chevron Corporation                                    3,331,881
    24,840     ConocoPhillips                                         2,193,372
    25,276     EOG Resources, Inc.                                    2,255,883
    39,716     Exxon Mobil Corporation                                3,720,992
    32,242     Schlumberger Ltd.                                      3,171,646
    18,787     Transocean, Inc. (a)                                   2,689,359
    50,781     XTO Energy, Inc.                                       2,608,112
                                                                   ------------
                                                                     19,971,245
                                                                   ------------
               FINANCIALS -- 18.4%
    48,883     American International Group, Inc.                     2,849,879
    48,700     Bank of America Corporation                            2,009,362
    60,614     BB&T Corporation                                       1,859,031
       883     Berkshire Hathaway, Inc. - Class B (a)                 4,181,888
    62,537     Brookfield Asset Management, Inc.                      2,230,695
    53,914     Capital One Financial Corporation                      2,547,976
    11,175     Goldman Sachs Group, Inc. (The)                        2,403,184
    29,850     Hartford Financial Services Group, Inc. (The)          2,602,621
    53,150     JPMorgan Chase & Company                               2,319,997
     9,347     Markel Corporation (a)                                 4,590,312
    53,099     T. Rowe Price Group, Inc.                              3,232,667
                                                                   ------------
                                                                     30,827,612
                                                                   ------------
               HEALTH CARE -- 9.7%
    41,750     Allergan, Inc.                                         2,682,020
    47,234     Eli Lilly & Company                                    2,521,823
    42,502     Johnson & Johnson                                      2,834,883
    83,450     Owens & Minor, Inc.                                    3,540,784
    51,325     Wyeth                                                  2,268,052
    35,967     Zimmer Holdings, Inc. (a)                              2,379,217
                                                                   ------------
                                                                     16,226,779
                                                                   ------------

THE DAVENPORT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 97.8% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

               INDUSTRIALS -- 11.6%
    47,240     Danaher Corporation                                 $  4,144,838
   137,516     General Electric Company                               5,097,718
    29,169     L-3 Communications Holdings, Inc.                      3,090,164
    44,071     United Parcel Service, Inc. - Class B                  3,116,701
    51,428     United Technologies Corporation                        3,936,299
                                                                   ------------
                                                                     19,385,720
                                                                   ------------
               INFORMATION TECHNOLOGY -- 17.6%
    19,847     Apple Computer, Inc. (a)                               3,931,294
    74,400     Cisco Systems, Inc. (a)                                2,014,008
   100,000     Corning, Inc.                                          2,399,000
     5,265     Google, Inc. (a)                                       3,640,642
   106,600     Intel Corporation                                      2,841,956
    21,175     International Business Machines Corporation            2,289,017
   100,123     Microsoft Corporation                                  3,564,379
   111,825     Motorola, Inc.                                         1,793,673
    71,251     Nokia Oyj - ADR                                        2,735,326
   122,400     Oracle Corporation (a)                                 2,763,792
    46,900     SanDisk Corporation (a)                                1,555,673
                                                                   ------------
                                                                     29,528,760
                                                                   ------------
               MATERIALS -- 3.5%
    44,085     Praxair, Inc.                                          3,910,780
     4,839     Rio Tinto PLC - ADR                                    2,031,896
                                                                   ------------
                                                                      5,942,676
                                                                   ------------
               TELECOMMUNICATIONS SERVICES -- 5.6%
    51,607     America Movil S.A. de C.V. - Series L - ADR            3,168,154
    31,475     China Mobile Ltd. - ADR                                2,734,233
    29,525     Millicom International Cellular S.A. (a)               3,482,179
                                                                   ------------
                                                                      9,384,566
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $124,410,432)             $163,961,661
                                                                   ------------

================================================================================
    SHARES     MONEY MARKET FUNDS -- 2.2%                              VALUE
--------------------------------------------------------------------------------

 3,723,327     First American Treasury Obligations
                 Fund - Class Y (Cost $3,723,327)                  $  3,723,327
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE -- 100.0%
                 (Cost $128,133,759)                               $167,684,988

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%              9,397
                                                                   ------------

               NET ASSETS -- 100.0%                                $167,694,385
                                                                   ============

(a)   Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

THE DAVENPORT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

1.    SECURITIES VALUATION

The Davenport Equity Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued 7based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or combination of these and other factors.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2007:

            Cost of portfolio investments            $ 128,438,078
                                                     =============

            Gross unrealized appreciation            $  44,206,738

            Gross unrealized depreciation               (4,959,828)
                                                     -------------

            Net unrealized appreciation              $  39,246,910
                                                     =============

The difference between the federal income tax cost and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

FBP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 99.0%                                   VALUE
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY - 13.7%
    25,000     Best Buy Company, Inc.                              $  1,316,250
    36,500     Family Dollar Stores, Inc.                               701,895
    35,000     General Motors Corporation (b)                           871,150
    30,000     Home Depot, Inc. (The)                                   808,200
    26,000     KB Home                                                  561,600
    20,000     Kohl's Corporation (a)                                   916,000
    25,000     Leggett & Platt, Inc.                                    436,000
    27,000     Macy's, Inc.                                             698,490
    35,000     Wyndham Worldwide Corporation                            824,600
                                                                   ------------
                                                                      7,134,185
                                                                   ------------
               CONSUMER STAPLES - 7.6%
     3,500     Altria Group, Inc.                                       264,530
    27,000     CVS Caremark Corporation                               1,073,250
     8,000     Kimberly-Clark Corporation                               554,720
    43,000     Wal-Mart Stores, Inc.                                  2,043,790
                                                                   ------------
                                                                      3,936,290
                                                                   ------------
               ENERGY - 3.2%
    21,000     Pioneer Natural Resources Company                      1,025,640
     7,500     Royal Dutch Shell PLC - ADR                              631,500
                                                                   ------------
                                                                      1,657,140
                                                                   ------------
               FINANCIALS - 28.1%
    17,000     American Express Company                                 884,340
    35,400     American International Group, Inc.                     2,063,820
    50,000     Bank of America Corporation                            2,063,000
    47,000     Citigroup, Inc.                                        1,383,680
    21,000     Fannie Mae (b)                                           839,580
    27,000     Freddie Mac                                              919,890
    36,000     JPMorgan Chase & Company                               1,571,400
    17,065     Lincoln National Corporation                             993,524
    38,000     Popular, Inc.                                            402,800
    35,000     Travelers Companies, Inc. (The)                        1,883,000
    43,000     Wachovia Corporation                                   1,635,290
                                                                   ------------
                                                                     14,640,324
                                                                   ------------
               HEALTH CARE - 16.2%
    20,000     Amgen, Inc. (a)                                          928,800
    29,000     Johnson & Johnson                                      1,934,300
    15,000     Merck & Company, Inc.                                    871,650
    77,000     Pfizer, Inc.                                           1,750,210
    40,000     Watson Pharmaceuticals, Inc. (a)                       1,085,600
    21,000     WellPoint, Inc. (a)                                    1,842,330
                                                                   ------------
                                                                      8,412,890
                                                                   ------------

FBP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 99.0%(CONTINUED)                        VALUE
--------------------------------------------------------------------------------

               INDUSTRIALS - 9.0%
    18,000     Avery Dennison Corporation                          $    956,520
    10,300     FedEx Corporation                                        918,451
    51,000     General Electric Company                               1,890,570
    42,000     Masco Corporation                                        907,620
                                                                   ------------
                                                                      4,673,161
                                                                   ------------
               INFORMATION TECHNOLOGY - 17.8%
    20,000     Agilent Technologies, Inc. (a)                           734,800
    49,000     Cisco Systems, Inc. (a)                                1,326,430
    20,400     Computer Sciences Corporation (a)                      1,009,188
    97,718     Flextronics International Ltd. (a)                     1,178,479
    32,000     Hewlett-Packard Company (b)                            1,615,360
    20,000     International Business Machines Corporation            2,162,000
    35,000     Microsoft Corporation                                  1,246,000
                                                                   ------------
                                                                      9,272,257
                                                                   ------------
               MATERIALS - 1.0%
    23,000     Sealed Air Corporation                                   532,220
                                                                   ------------

               TELECOMMUNICATIONS SERVICES - 2.4%
    70,000     Sprint Nextel Corporation                                919,100
     7,000     Verizon Communications, Inc.                             305,830
                                                                   ------------
                                                                      1,224,930
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $39,734,903)              $ 51,483,397
                                                                   ------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 1.1%                               VALUE
--------------------------------------------------------------------------------

   575,423     Fidelity Institutional Money Market Government
                 Portfolio - Class I (Cost $575,423)               $    575,423
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE - 100.1%
                 (Cost $40,310,326)                                $ 52,058,820

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)           (47,564)
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 52,011,256
                                                                   ============

         (a)   Non-income producing security.

         (b)   Security covers a written call option.

         ADR   American Depositary Receipt.

See accompanying notes to schedule of investments.

FBP VALUE FUND
SCHEDULE OF OPEN OPTION CONTRACTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
  OPTION                                           VALUE OF          PREMIUMS
 CONTRACTS     COVERED CALL OPTIONS                OPTIONS           RECEIVED
--------------------------------------------------------------------------------
               Fannie Mae,
        40       01/19/2008 at $70                $     200        $     15,616
               General Motors Corporation,
        85       01/19/2008 at $40                      340              17,603
               Hewlett-Packard Company,
        80       01/19/2008 at $50                   12,800              17,781
                                                  ---------        ------------
                                                  $  13,340        $     51,000
                                                  =========        ============

See accompanying notes to schedule of investments.

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 70.5%                                   VALUE
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY - 10.1%
    21,600     Best Buy Company, Inc.                              $  1,137,240
    41,000     Family Dollar Stores, Inc.                               788,430
    26,000     General Motors Corporation (b)                           647,140
    26,000     Home Depot, Inc. (The)                                   700,440
    28,000     KB Home                                                  604,800
    16,000     Kohl's Corporation (a)                                   732,800
    20,000     Leggett & Platt, Inc.                                    348,800
    20,000     Macy's, Inc.                                             517,400
    28,000     Wyndham Worldwide Corporation                            659,680
                                                                   ------------
                                                                      6,136,730
                                                                   ------------
               CONSUMER STAPLES - 5.5%
     5,000     Altria Group, Inc.                                       377,900
    22,000     CVS Caremark Corporation                                 874,500
     7,700     Kimberly-Clark Corporation                               533,918
    33,000     Wal-Mart Stores, Inc.                                  1,568,490
                                                                   ------------
                                                                      3,354,808
                                                                   ------------
               ENERGY - 2.1%
    17,000     Pioneer Natural Resources Company                        830,280
     5,300     Royal Dutch Shell PLC - ADR                              446,260
                                                                   ------------
                                                                      1,276,540
                                                                   ------------
               FINANCIALS - 19.7%
    18,000     American Express Company                                 936,360
    27,500     American International Group, Inc.                     1,603,250
    40,000     Bank of America Corporation                            1,650,400
    40,000     Citigroup, Inc.                                        1,177,600
    17,000     Fannie Mae (b)                                           679,660
    23,000     Freddie Mac                                              783,610
    35,000     JPMorgan Chase & Company                               1,527,750
    11,676     Lincoln National Corporation                             679,777
    30,000     Popular, Inc.                                            318,000
    26,000     Travelers Companies, Inc. (The)                        1,398,800
    32,800     Wachovia Corporation                                   1,247,384
                                                                   ------------
                                                                     12,002,591
                                                                   ------------
               HEALTH CARE - 11.8%
    18,000     Amgen, Inc. (a)                                          835,920
    26,000     Johnson & Johnson                                      1,734,200
    13,000     Merck & Company, Inc.                                    755,430
    65,000     Pfizer, Inc.                                           1,477,450
    36,000     Watson Pharmaceuticals, Inc. (a)                         977,040
    16,400     WellPoint, Inc. (a)                                    1,438,772
                                                                   ------------
                                                                      7,218,812
                                                                   ------------

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 70.5% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               INDUSTRIALS - 6.0%
    15,500     Avery Dennison Corporation                          $    823,670
     7,400     FedEx Corporation                                        659,858
    40,000     General Electric Company                               1,482,800
    32,000     Masco Corporation                                        691,520
                                                                   ------------
                                                                      3,657,848
                                                                   ------------
               INFORMATION TECHNOLOGY - 12.8%
    15,000     Agilent Technologies, Inc. (a)                           551,100
    38,000     Cisco Systems, Inc. (a)                                1,028,660
    20,000     Computer Sciences Corporation (a)                        989,400
    75,177     Flextronics International Ltd. (a)                       906,634
    25,000     Hewlett-Packard Company (b)                            1,262,000
    17,000     International Business Machines Corporation            1,837,700
    35,000     Microsoft Corporation                                  1,246,000
                                                                   ------------
                                                                      7,821,494
                                                                   ------------
               MATERIALS - 0.8%
    20,000     Sealed Air Corporation                                   462,800
                                                                   ------------

               TELECOMMUNICATIONS SERVICES - 1.7%
    53,000     Sprint Nextel Corporation                                695,890
     8,000     Verizon Communications, Inc.                             349,520
                                                                   ------------
                                                                      1,045,410
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $30,845,007)              $ 42,977,033
                                                                   ------------

================================================================================
 PAR VALUE     U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.5%           VALUE
--------------------------------------------------------------------------------

               U.S. TREASURY NOTES - 2.9%
$1,000,000       5.00%, due 07/31/2008                             $  1,008,750
   750,000       4.50%, due 11/15/2010                                  779,825
                                                                   ------------
                                                                      1,788,575
                                                                   ------------
               FEDERAL HOME LOAN BANK - 5.4%
   500,000       4.28%, due 07/14/2008                                  499,697
   500,000       4.035%, due 03/09/2009                                 500,928
   750,000       5.25%, due 03/17/2010                                  751,947
   750,000       5.125%, due 05/28/2010                                 753,200
   750,000       5.05%, due 08/24/2011                                  766,803
                                                                   ------------
                                                                      3,272,575
                                                                   ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.2%
   750,000       5.25%, due 10/06/2011                                  754,856
                                                                   ------------

               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $5,750,406)                                 $  5,816,006
                                                                   ------------

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE     CORPORATE BONDS - 16.1%                                 VALUE
--------------------------------------------------------------------------------

               FINANCIALS - 7.9%
               Bankers Trust New York Corporation,
$  750,000       7.375%, due 05/01/2008                            $    755,249
               Credit Suisse First Boston USA, Inc.,
   750,000       4.70%, due 06/01/2009                                  750,251
               International Lease Finance Corporation,
   750,000       5.40%, due 02/15/2012                                  756,194
               Northern Trust Company,
 1,000,000       7.10%, due 08/01/2009                                1,039,742
               Prudential Financial, Inc.,
   750,000       5.80%, due 06/15/2012                                  768,610
               Student Loan Marketing Corporation,
   750,000       3.625%, due 03/17/2008                                 743,721
                                                                   ------------
                                                                      4,813,767
                                                                   ------------
               HEALTH CARE - 0.8%
               UnitedHealth Group, Inc.,
   500,000       3.30%, due 01/30/2008                                  499,545
                                                                   ------------

               INDUSTRIALS - 3.7%
               Donnelley (R.R.) & Sons Company,
   750,000       3.75%, due 04/01/2009                                  736,669
               Kraft Foods, Inc.,
   750,000       5.625%, due 11/01/2011                                 767,006
               Ryder System, Inc.,
   750,000       5.00%, due 04/01/2011                                  762,392
                                                                   ------------
                                                                      2,266,067
                                                                   ------------
               UTILITIES - 3.7%
               Dominion Resources, Inc.,
   750,000       4.125%, due 02/15/2008                                 749,004
               Ohio Power Company,
   750,000       5.30%, due 11/01/2010                                  766,140
               Public Service Electric & Gas Company,
   750,000       4.00%, due 11/01/2008                                  743,582
                                                                   ------------
                                                                      2,258,726
                                                                   ------------

               TOTAL CORPORATE BONDS (Cost $9,649,263)             $  9,838,105
                                                                   ------------

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     MONEY MARKET FUNDS - 1.7%                               VALUE
--------------------------------------------------------------------------------

   999,512     Fidelity Institutional Money Market Government
                 Portfolio - Class I (Cost $999,512)               $    999,512
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE - 97.8%
                 (Cost $47,244,188)                                $ 59,630,656

               OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%           1,312,302
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 60,942,958
                                                                   ============

         (a)   Non-income producing security.

         (b)   Security covers a written call option.

         ADR   American Depositary Receipt.

See accompanying notes to schedule of investments.

FBP BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
  OPTION                                           VALUE OF          PREMIUMS
 CONTRACTS     COVERED CALL OPTIONS                OPTIONS           RECEIVED
--------------------------------------------------------------------------------

               Fannie Mae,
        40       01/19/2008 at $70                $     200        $     15,616
               General Motors Corporation,
        66       01/19/2008 at $40                      264              13,668
               Hewlett-Packard Company,
       100       01/19/2008 at $50                   16,000              22,227
                                                  ---------        ------------
                                                  $  16,464        $     51,511
                                                  =========        ============

See accompanying notes to schedule of investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

1.    SECURITIES VALUATION

Portfolio securities of FBP Value Fund and FBP Balanced Fund (the Funds) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available or are considered to be unreliable due to significant market or other events will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2007:

                                                     FBP Value     FBP Balanced
                                                        Fund           Fund
                                                    ------------   ------------

Cost of portfolio investments and written options   $ 40,259,326   $ 47,192,677
                                                    ============   ============

Gross unrealized appreciation                       $ 14,999,350   $ 14,755,099

Gross unrealized depreciation                         (3,213,196)    (2,333,584)
                                                    ------------   ------------

Net unrealized appreciation                         $ 11,786,154   $ 12,421,515
                                                    ============   ============

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 68.1%                                   VALUE
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY - 4.0%
     1,500     American Eagle Outfitters, Inc.                     $     31,155
     7,500     Johnson Controls, Inc.                                   270,300
     5,800     McDonald's Corporation                                   341,678
    14,000     Staples, Inc.                                            322,980
     3,000     Target Corporation                                       150,000
     9,250     Walt Disney Company (The)                                298,590
                                                                   ------------
                                                                      1,414,703
                                                                   ------------
               CONSUMER STAPLES - 6.9%
     8,000     Archer-Daniels-Midland Company                           371,440
     4,200     Coca-Cola Company (The)                                  257,754
     9,300     CVS Caremark Corporation                                 369,675
    11,100     Kroger Company (The)                                     296,481
     6,000     Molson Coors Brewing Company - Class B                   309,720
     5,800     PepsiCo, Inc.                                            440,220
     5,000     Procter & Gamble Company (The)                           367,100
                                                                   ------------
                                                                      2,412,390
                                                                   ------------
               ENERGY - 7.2%
     2,300     Apache Corporation                                       247,342
     4,500     Chevron Corporation                                      419,985
     3,000     Exxon Mobil Corporation                                  281,070
     4,500     National Oilwell Varco, Inc. (a)                         330,570
     6,500     Noble Corporation                                        367,315
     4,200     Schlumberger Ltd.                                        413,154
     3,301     Transocean, Inc. (a)                                     472,538
                                                                   ------------
                                                                      2,531,974
                                                                   ------------
               FINANCIALS - 8.3%
     4,300     AMB Property Corporation                                 247,508
     3,600     Assurant, Inc.                                           240,840
     6,000     Bank of America Corporation                              247,560
     6,000     Chubb Corporation (The)                                  327,480
     1,400     Goldman Sachs Group, Inc. (The)                          301,070
     5,000     MetLife, Inc.                                            308,100
     4,000     Principal Financial Group, Inc.                          275,360
     3,600     Prudential Financial, Inc.                               334,944
     6,400     Travelers Companies, Inc. (The)                          344,320
    13,100     Unum Group                                               311,649
                                                                   ------------
                                                                      2,938,831
                                                                   ------------
               HEALTH CARE - 10.8%
     4,500     Aetna, Inc.                                              259,785
     8,400     Bristol-Myers Squibb Company                             222,768
     4,900     Express Scripts, Inc. (a)                                357,700
     4,700     Genzyme Corporation (a)                                  349,868
     7,500     Gilead Sciences, Inc. (a)                                345,075
     4,700     Johnson & Johnson                                        313,490
     5,300     McKesson Corporation                                     347,203
    10,800     Schering-Plough Corporation                              287,712

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 68.1% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               HEALTH CARE - 10.8% (CONTINUED)
     8,000     Teva Pharmaceutical Industries Ltd. - ADR           $    371,840
     6,000     UnitedHealth Group, Inc.                                 349,200
     4,100     WellPoint, Inc. (a)                                      359,693
     3,500     Zimmer Holdings, Inc. (a)                                231,525
                                                                   ------------
                                                                      3,795,859
                                                                   ------------
               INDUSTRIALS - 11.8%
     7,200     Dover Corporation                                        331,848
     3,900     General Dynamics Corporation                             347,061
    14,000     General Electric Company                                 518,980
     5,600     ITT Corporation                                          369,824
     3,100     Lockheed Martin Corporation                              326,306
     6,700     Norfolk Southern Corporation                             337,948
     3,500     Northrop Grumman Corporation                             275,240
     2,700     Parker-Hannifin Corporation                              203,337
     4,500     Terex Corporation (a)                                    295,065
     6,000     Textron, Inc.                                            427,800
     6,300     Thermo Fisher Scientific, Inc. (a)                       363,384
     4,600     United Technologies Corporation                          352,084
                                                                   ------------
                                                                      4,148,877
                                                                   ------------
               INFORMATION TECHNOLOGY - 14.7%
     7,300     Accenture Ltd. - Class A                                 263,019
    18,000     Cisco Systems, Inc. (a)                                  487,260
    14,650     Corning, Inc.                                            351,454
       600     Google, Inc. - Class A (a)                               414,888
     5,100     Harris Corporation                                       319,668
     7,000     Hewlett-Packard Company                                  353,360
    12,200     Intel Corporation                                        325,252
     3,300     International Business Machines Corporation              356,730
     4,000     Lam Research Corporation (a)                             172,920
     3,600     MEMC Electronic Materials, Inc. (a)                      318,564
    14,500     Microsoft Corporation                                    516,200
     9,400     NVIDIA Corporation (a)                                   319,788
    17,000     Oracle Corporation (a)                                   383,860
     8,000     QUALCOMM, Inc.                                           314,800
     8,725     Western Digital Corporation (a)                          263,582
                                                                   ------------
                                                                      5,161,345
                                                                   ------------
               MATERIALS - 2.2%
     2,750     Allegheny Technologies, Inc.                             237,600
     2,800     Freeport-McMoRan Copper & Gold, Inc.                     286,832
     3,000     Praxair, Inc.                                            266,130
                                                                   ------------
                                                                        790,562
                                                                   ------------
               TELECOMMUNICATIONS SERVICES - 1.2%
    10,000     AT&T, Inc.                                               415,600
                                                                   ------------

               UTILITIES - 1.0%
     3,500     Public Service Enterprise Group, Inc.                    343,840
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $16,682,521)              $ 23,953,981
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE     U.S. TREASURY OBLIGATIONS - 2.9%                        VALUE
--------------------------------------------------------------------------------

               U.S. TREASURY NOTES - 2.9%
$  250,000     4.00%, due 02/15/2014                               $    255,410
   750,000     4.25%, due 11/15/2014                                    773,731
                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $994,443)     $  1,029,141
                                                                   ------------

================================================================================
 PAR VALUE     U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.3%               VALUE
--------------------------------------------------------------------------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.9%
$1,000,000     6.625%, due 09/15/2009                              $  1,049,546
   150,000     5.125%, due 07/15/2012                                   157,667
   500,000     5.25%, due 04/18/2016                                    530,566
                                                                   ------------
                                                                      1,737,779
                                                                   ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.4%
   250,000     7.25%, due 01/15/2010                                    267,938
   200,000     5.50%, due 03/15/2011                                    210,838
                                                                   ------------
                                                                        478,776
                                                                   ------------

               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $2,084,713)                                 $  2,216,555
                                                                   ------------

================================================================================
 PAR VALUE     MORTGAGE-BACKED SECURITIES - 5.5%                       VALUE
--------------------------------------------------------------------------------

               FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.2%
$    1,521     Pool #1471, 7.00%, due 03/01/2008                   $      1,519
    26,772     Pool #E90624, 6.00%, due 08/01/2017                       27,375
   411,350     Pool #A43942, 5.50%, due 03/01/2036                      410,553
                                                                   ------------
                                                                        439,447
                                                                   ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.2%
   218,038     Pool #618465, 5.00%, due 12/01/2016                      218,192
   287,090     Pool #684231, 5.00%, due 01/01/2018                      287,292
   267,273     Pool #255455, 5.00%, due 10/01/2024                      263,692
   435,508     Pool #255702, 5.00%, due 05/01/2025                      429,461
   280,617     Pool #808413, 5.50%, due 01/01/2035                      280,252
                                                                   ------------
                                                                      1,478,889
                                                                   ------------
               GOVERNMENT NATIONAL MORTAGE ASSOCIATION - 0.1%
    39,847     Pool #781344, 6.50%, due 10/01/2031                       41,157
                                                                   ------------

               TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,961,427)  $  1,959,493
                                                                   ------------

================================================================================
 PAR VALUE     CORPORATE BONDS - 14.8%                                 VALUE
--------------------------------------------------------------------------------

               Alcoa, Inc.,
$  250,000       6.50%, due 06/01/2011                             $    263,403
               American Express Company,
   150,000       4.875%, due 07/15/2013                                 148,925

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE     CORPORATE BONDS - 14.8% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

               AT&T, Inc.,
$  250,000       4.95%, due 01/15/2013                             $    251,332
               BB&T Corporation,
   325,000       6.50%, due 08/01/2011                                  339,412
               Burlington Resources, Inc.,
   350,000       6.68%, due 02/15/2011                                  370,425
               Deutsche Telekom AG,
   300,000       8.00%, due 06/15/2010                                  320,278
               Dover Corporation,
   345,000       6.50%, due 02/15/2011                                  362,944
               Duke Realty L.P., Medium Term Notes,
   390,000       6.75%, due 05/30/2008                                  393,244
               FPL Group Capital, Inc.,
   300,000       7.375%, due 06/01/2009                                 310,939
               Goldman Sachs Group, Inc.,
   350,000       6.65%, due 05/15/2009                                  359,433
               GTE Northwest, Inc.,
   300,000       6.30%, due 06/01/2010                                  311,638
               International Business Machines Corporation,
   175,000       4.375%, due 06/01/2009                                 176,601
               JPMorgan Chase & Company,
   300,000       6.75%, due 02/01/2011                                  314,998
               May Department Stores Company,
   260,000       5.95%, due 11/01/2008                                  260,665
               Morgan Stanley,
   250,000       5.30%, due 03/01/2013                                  249,371
               PepsiCo, Inc.,
   200,000       4.65%, due 02/15/2013                                  201,343
               SunTrust Banks, Inc.,
   300,000       6.00%, due 01/15/2028                                  300,141
               United Technologies Corporation,
   250,000       6.10%, due 05/15/2012                                  263,648
                                                                   ------------

               TOTAL CORPORATE BONDS (Cost $5,076,990)             $  5,198,740
                                                                   ------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 1.9%                               VALUE
--------------------------------------------------------------------------------

   677,006     Fidelity Institutional Money Market Portfolio
                 (Cost $677,006)                                   $    677,006
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE - 99.5%
                 (Cost $27,477,100)                                $ 35,034,916

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%             164,074
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 35,198,990
                                                                   ============

(a)   Non-income producing security.
ADR - American Depositary Receipt.

See accompanying notes to schedule of investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 98.7%                                   VALUE
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY - 5.8%
     7,000     American Eagle Outfitters, Inc.                     $    145,390
    11,400     Johnson Controls, Inc.                                   410,856
     8,900     McDonald's Corporation                                   524,299
    21,100     Staples, Inc.                                            486,777
     2,500     Target Corporation                                       125,000
    14,500     Walt Disney Company (The)                                468,060
                                                                   ------------
                                                                      2,160,382
                                                                   ------------
               CONSUMER STAPLES - 10.1%
    12,400     Archer-Daniels-Midland Company                           575,732
     6,500     Coca-Cola Company (The)                                  398,905
    14,500     CVS Caremark Corporation                                 576,375
    17,100     Kroger Company (The)                                     456,741
     9,800     Molson Coors Brewing Company - Class B                   505,876
     8,700     PepsiCo, Inc.                                            660,330
     7,500     Procter & Gamble Company (The)                           550,650
                                                                   ------------
                                                                      3,724,609
                                                                   ------------
               ENERGY - 10.5%
     3,500     Apache Corporation                                       376,390
     6,900     Chevron Corporation                                      643,977
     4,500     Exxon Mobil Corporation                                  421,605
     7,000     National Oilwell Varco, Inc. (a)                         514,220
    10,000     Noble Corporation                                        565,100
     6,300     Schlumberger Ltd.                                        619,731
     5,200     Transocean, Inc. (a)                                     744,380
                                                                   ------------
                                                                      3,885,403
                                                                   ------------
               FINANCIALS - 12.2%
     6,500     AMB Property Corporation                                 374,140
     5,400     Assurant, Inc.                                           361,260
     2,100     Bank of America Corporation                               86,646
     9,500     Berkley (W.R.) Corporation                               283,195
     9,300     Chubb Corporation (The)                                  507,594
     2,200     Goldman Sachs Group, Inc.                                473,110
     7,500     MetLife, Inc.                                            462,150
     7,200     Principal Financial Group, Inc.                          495,648
     5,400     Prudential Financial, Inc.                               502,416
     9,300     Travelers Companies, Inc. (The)                          500,340
    20,200     Unum Group                                               480,558
                                                                   ------------
                                                                      4,527,057
                                                                   ------------
               HEALTH CARE - 15.7%
     7,000     Aetna, Inc.                                              404,110
    12,900     Bristol-Myers Squibb Company                             342,108
     7,400     Express Scripts, Inc. (a)                                540,200
     7,000     Genzyme Corporation (a)                                  521,080
    11,500     Gilead Sciences, Inc. (a)                                529,115
     7,300     Johnson & Johnson                                        486,910
     8,000     McKesson Corporation                                     524,080
    16,200     Schering-Plough Corporation                              431,568
    12,200     Teva Pharmaceutical Industries Ltd. - ADR                567,056

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 98.7% (CONTINUED)                       VALUE
-------------------------------------------------------------------------------

               HEALTH CARE - 15.7% (CONTINUED)
     9,200     UnitedHealth Group, Inc.                            $    535,440
     6,300     WellPoint, Inc. (a)                                      552,699
     5,500     Zimmer Holdings, Inc. (a)                                363,825
                                                                   ------------
                                                                      5,798,191
                                                                   ------------
               INDUSTRIALS - 17.0%
    10,900     Dover Corporation                                        502,381
     5,800     General Dynamics Corporation                             516,142
    21,200     General Electric Company                                 785,884
     8,000     ITT Corporation                                          528,320
     4,800     Lockheed Martin Corporation                              505,248
    10,000     Norfolk Southern Corporation                             504,400
     5,800     Northrop Grumman Corporation                             456,112
     4,200     Parker-Hannifin Corporation                              316,302
     7,000     Terex Corporation (a)                                    458,990
     8,900     Textron, Inc.                                            634,570
     9,500     Thermo Fisher Scientific, Inc. (a)                       547,960
     7,100     United Technologies Corporation                          543,434
                                                                   ------------
                                                                      6,299,743
                                                                   ------------
               INFORMATION TECHNOLOGY - 21.2%
    10,450     Accenture Ltd. - Class A                                 376,513
    27,000     Cisco Systems, Inc. (a)                                  730,890
    22,500     Corning, Inc.                                            539,775
       900     Google, Inc. - Class A (a)                               622,332
     8,000     Harris Corporation                                       501,440
    10,500     Hewlett-Packard Company                                  530,040
    19,000     Intel Corporation                                        506,540
     5,000     International Business Machines Corporation              540,500
     6,700     Lam Research Corporation (a)                             289,641
     5,500     MEMC Electronic Materials, Inc. (a)                      486,695
    22,400     Microsoft Corporation                                    797,440
    14,100     NVIDIA Corporation (a)                                   479,682
    25,300     Oracle Corporation (a)                                   571,274
    12,000     QUALCOMM, Inc.                                           472,200
    13,400     Western Digital Corporation (a)                          404,814
                                                                   ------------
                                                                      7,849,776
                                                                   ------------
               MATERIALS - 3.1%
     3,900     Allegheny Technologies, Inc.                             336,960
     4,000     Freeport-McMoRan Copper & Gold, Inc.                     409,760
     4,300     Praxair, Inc.                                            381,453
                                                                   ------------
                                                                      1,128,173
                                                                   ------------
               TELECOMMUNICATIONS SERVICES - 1.7%
    15,300     AT&T, Inc.                                               635,868
                                                                   ------------

               UTILITIES - 1.4%
     5,400     Public Service Enterprise Group, Inc.                    530,496
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $26,312,761)              $ 36,539,698
                                                                   ------------

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     MONEY MARKET FUNDS - 1.1%                               VALUE
--------------------------------------------------------------------------------

   410,441     Fidelity Institutional Money Market Portfolio
                 (Cost $410,441)                                   $    410,441
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE - 99.8%
                 (Cost $26,723,202)                                $ 36,950,139

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%              81,637
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 37,031,776
                                                                   ============

(a)   Non-income producing security.
ADR - American Depositary Receipt.

See accompanying notes to schedule of investments.

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 96.5%                                   VALUE
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY - 8.6%
    11,880     Goodyear Tire & Rubber Company (a)                  $    335,254
    11,260     Hasbro, Inc.                                             288,031
     5,540     McDonald's Corporation                                   326,361
     5,890     NIKE, Inc. - Class B                                     378,374
     6,100     Snap-on, Inc.                                            294,264
    10,900     TJX Companies, Inc. (The)                                313,157
     8,960     Walt Disney Company (The)                                289,229
                                                                   ------------
                                                                      2,224,670
                                                                   ------------
               CONSUMER STAPLES - 7.2%
     9,130     Archer-Daniels-Midland Company                           423,906
     9,270     CVS Caremark Corporation                                 368,483
    13,220     Kroger Company (The)                                     353,106
     7,320     Molson Coors Brewing Company - Class B                   377,858
     4,500     Procter & Gamble Company (The)                           330,390
                                                                   ------------
                                                                      1,853,743
                                                                   ------------
               ENERGY - 8.8%
     3,250     Apache Corporation                                       349,505
     6,680     Cameron International Corporation (a)                    321,508
     5,270     National Oilwell Varco, Inc. (a)                         387,134
     6,430     Noble Corp.                                              363,359
     5,090     Schlumberger Ltd.                                        500,703
     2,550     Transocean, Inc. (a)                                     365,033
                                                                   ------------
                                                                      2,287,242
                                                                   ------------
               FINANCIALS - 12.6%
     5,450     AMB Property Corporation                                 313,702
     5,100     Assurant, Inc.                                           341,190
    11,880     Berkley (W.R.) Corporation                               354,143
     5,540     Chubb Corporation (The)                                  302,373
     3,520     Hartford Financial Services Group, Inc. (The)            306,909
    15,300     Host Hotels & Resorts, Inc.                              260,712
     5,535     MetLife, Inc.                                            341,067
     5,270     Principal Financial Group, Inc.                          362,787
     3,480     Prudential Financial, Inc.                               323,779
     6,435     Travelers Companies, Inc. (The)                          346,203
                                                                   ------------
                                                                      3,252,865
                                                                   ------------
               HEALTH CARE - 15.3%
     5,925     Aetna, Inc.                                              342,050
    12,060     Bristol-Myers Squibb Company                             319,831
     7,500     CIGNA Corporation                                        402,975
     5,360     Express Scripts, Inc. (a)                                391,280
     5,270     Genzyme Corporation (a)                                  392,299
     4,350     Johnson & Johnson                                        290,145

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 96.5% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               HEALTH CARE - 15.3% (CONTINUED)
     6,160     McKesson Corporation                                $    403,542
     3,930     Medco Health Solutions, Inc. (a)                         398,502
     6,430     Merck & Co., Inc.                                        373,647
     5,980     UnitedHealth Group, Inc.                                 348,036
     3,500     WellPoint, Inc. (a)                                      307,055
                                                                   ------------
                                                                      3,969,362
                                                                   ------------
               INDUSTRIALS - 15.6%
    24,900     Allied Waste Industries, Inc. (a)                        274,398
     4,020     Deere & Company                                          374,342
     7,140     Emerson Electric Company                                 404,552
     4,110     General Dynamics Corporation                             365,749
     5,450     Goodrich Corporation                                     384,825
     3,390     Lockheed Martin Corporation                              356,831
     4,200     Northrop Grumman Corporation                             330,288
     6,100     Manitowoc Company, Inc. (The)                            297,863
     5,362     Parker Hannifin Corporation                              403,812
     6,070     Textron, Inc.                                            432,791
     7,325     Thermo Fisher Scientific, Inc. (a)                       422,506
                                                                   ------------
                                                                      4,047,957
                                                                   ------------
               INFORMATION TECHNOLOGY - 19.9%
     9,110     Accenture Ltd. - Class A                                 328,233
     7,780     Avnet, Inc. (a)                                          272,067
    10,295     BMC Software, Inc. (a)                                   366,914
    11,880     Cisco Systems, Inc. (a)                                  321,592
    13,500     Corning, Inc.                                            323,865
     6,610     Harris Corporation                                       414,315
     8,040     Hewlett-Packard Company                                  405,859
     3,040     International Business Machines Corporation              328,624
     6,075     Lam Research Corporation (a)                             262,622
     3,890     MEMC Electronic Materials, Inc. (a)                      344,226
     9,470     Microsoft Corporation                                    337,132
    10,840     NVIDIA Corporation (a)                                   368,777
    18,045     Oracle Corporation (a)                                   407,456
    13,040     Western Digital Corporation (a)                          393,939
    18,170     Xerox Corporation (a)                                    294,172
                                                                   ------------
                                                                      5,169,793
                                                                   ------------
               MATERIALS - 5.9%
     3,570     CF Industries Holdings, Inc.                             392,914
     4,050     Freeport-McMoRan Copper & Gold, Inc.                     414,882
    15,540     Hercules, Inc.                                           300,699
     3,040     Precision Castparts Corporation                          421,648
                                                                   ------------
                                                                      1,530,143
                                                                   ------------
               TELECOMMUNICATIONS SERVICES - 1.4%
     8,945     AT&T, Inc.                                               371,754
                                                                   ------------

               UTILITIES - 1.2%
     6,430     Consolidated Edison, Inc.                                314,106
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $22,137,973)              $ 25,021,635
                                                                   ------------

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     MONEY MARKET FUNDS - 3.5%                               VALUE
--------------------------------------------------------------------------------

   905,942     Fidelity Institutional Money Market Portfolio
                 (Cost $905,942)                                   $    905,942
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE - 100.0%
                 (Cost $23,043,915)                                $ 25,927,577

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%              11,604
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 25,939,181
                                                                   ============

(a)   Non-income producing security.

See accompanying notes to schedule of investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
               VIRGINIA REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 95.8%                           VALUE
--------------------------------------------------------------------------------

               Alexandria, Virginia, GO,
$1,000,000       5.00%, due 06/15/2011, prerefunded
                 06/15/2010 @ 101                                   $  1,054,090
               Arlington Co., Virginia, GO,
   500,000       4.10%, due 11/01/2018                                   510,985
               Chesterfield Co., Virginia, GO,
   700,000       5.00%, due 01/01/2020                                   761,299
               Fairfax Co., Virginia, Economic Dev. Authority, Revenue,
 1,000,000       5.00%, due 06/01/2018                                 1,067,890
               Fairfax Co., Virginia, GO,
   700,000       5.00%, due 10/01/2011                                   746,711
               Fauquier Co., Virginia, GO,
   500,000       5.00%, due 07/01/2017                                   550,100
               Hampton, Virginia, GO,
 1,000,000       5.50%, due 02/01/2012, prerefunded  02/01/2010 @ 102  1,066,790
               Hanover Co., Virginia, GO,
 1,000,000       5.125%, due 07/15/2013                                1,041,420
               Hanover Co., Virginia, Industrial Dev. Authority, Revenue,
 1,000,000       6.50%, due 08/15/2009                                 1,051,230
               Henrico Co., Virginia, Economic Dev. Authority, Revenue,
 1,000,000       5.50%, due 11/01/2008                                 1,019,960
               James City, Virginia, School District, GO,
   500,000       5.00%, due 12/15/2018                                   538,930
               James City, Virginia, Service Authority, Water
                 and Sewer, Revenue,
 1,000,000       5.125%, due 01/15/2017                                1,080,450
               Leesburg, Virginia, GO,
   500,000       5.00%, due 09/15/2016                                   554,650
               Loudoun Co., Virginia, GO,
   500,000       5.00%, due 07/01/2012                                   537,660
               Loudoun Co., Virginia, Industrial Dev. Authority,
                 Public Facility Lease, Revenue,
 1,000,000       5.00%, due 03/01/2019                                 1,057,200
               Lynchburg, Virginia, GO,
   500,000       5.00%, due 06/01/2015                                   550,425
               Medical College of Virginia, Hospitals
                 Authority, Revenue,
   700,000       5.00%, due 07/01/2013                                   720,265
               New Kent Co., Virginia, Economic Dev. Authority, Revenue,
   500,000       5.00%, due 02/01/2019                                   536,175
               Norfolk, Virginia, GO,
   500,000       4.50%, due 06/01/2015                                   528,885
               Norfolk, Virginia, Water, Revenue,
 1,000,000       5.00%, due 11/01/2016                                 1,058,480
               Portsmouth, Virginia, GO,
   290,000       5.00%, due 08/01/2017                                   293,329
               Richmond, Virginia, Industrial Dev. Authority,
                 Government Facilities, Revenue,
   510,000       4.75%, due 07/15/2010                                   528,743

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
               VIRGINIA REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 95.8% (CONTINUED)               VALUE
--------------------------------------------------------------------------------

               Richmond, Virginia, Industrial Dev. Authority,
                 Educational Facilities, Revenue,
$  700,000       3.80%, floating rate, due 05/01/2035               $    700,000
               Richmond, Virginia, Metropolitan Authority, Revenue,
 1,000,000       5.25%, due 07/15/2014                                 1,091,640
               Southeastern Public Service Authority, Virginia, Revenue,
 1,000,000       5.00%, due 07/01/2015                                 1,077,100
               Spotsylvania Co., Virginia, GO,
   500,000       5.00%, due 01/15/2016                                   538,500
               University of Virginia, Revenue,
 1,000,000       5.25%, due 06/01/2012                                 1,038,410
               Upper Occoquan, Virginia, Sewer Authority, Revenue,
   250,000       5.15%, due 07/01/2020                                   277,545
               Virginia Beach, Virginia, GO,
   800,000       5.25%, due 08/01/2010                                   817,752
               Virginia College Building Authority, Educational
                 Facilities, Revenue,
   500,000       5.00%, due 02/01/2017                                   539,310
   500,000       5.00%, due 04/01/2017                                   540,910
               Virginia Commonwealth Transportation Board, Federal
                 Highway Reimbursement Anticipation Note, Revenue,
   500,000       5.00%, due 09/28/2015                                   550,630
               Virginia Polytechnic Institute & State University, Revenue,
   500,000       5.00%, due 06/01/2016                                   545,915
               Virginia State, GO,
   500,000       5.00%, due 06/01/2012                                   537,060
               Virginia State Public School Authority, Revenue,
   995,000       5.25%, due 08/01/2009                                 1,029,656
               Virginia State Resource Authority, Infrastructure
                 Revenue,
   400,000       5.50%, due 05/01/2017, prerefunded 05/01/10 @101        425,152
   100,000       5.50%, due 05/01/2017                                   105,963
                                                                    ------------

               TOTAL VIRGINIA REVENUE AND GENERAL
                 OBLIGATION (GO) BONDS (Cost $26,108,999)           $ 26,671,210
                                                                    ------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 2.9%                               VALUE
--------------------------------------------------------------------------------

   799,840     Fidelity Institutional Tax-Exempt Portfolio
                 (Cost $799,840)                                   $    799,840
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE - 98.7%
                 (Cost $26,908,839)                                $ 27,471,050

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%             357,035
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 27,828,085
                                                                   ============

See accompanying notes to schedule of investments.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 99.8%                                   VALUE
--------------------------------------------------------------------------------

               BELGIUM - 0.8%
     3,997     UCB SA (b)                                          $    181,459
                                                                   ------------

               DENMARK - 1.1%
     3,926     Novo Nordisk A/S - Class B (b)                           256,295
                                                                   ------------

               FINLAND - 2.0%
     8,111     Nokia Oyj (a) (b)                                        311,603
     3,488     Nokia Oyj - ADR                                          133,904
                                                                   ------------
                                                                        445,507
                                                                   ------------
               FRANCE - 12.3%
    14,802     Alcatel SA (b)                                           107,677
     5,554     Business Objects SA - ADR (a)                            338,239
     3,755     Carrefour SA (b)                                         292,262
     1,255     Casino Guichard-Perrachon SA (b)                         136,523
     2,553     Compagnie de Saint-Gobain (a) (b)                        240,590
     3,785     France Telecom SA (b)                                    135,771
     1,433     PPR SA (b)                                               230,182
     1,906     Sanofi-Aventis (b)                                       174,476
     8,196     Suez SA (b)                                              557,869
     4,216     Total SA (b)                                             349,087
     4,715     Vivendi Universal SA (b)                                 216,480
                                                                   ------------
                                                                      2,779,156
                                                                   ------------
               GERMANY - 14.3%
     1,570     Allianz AG (b)                                           338,538
     2,729     Arcandor AG (a) (b)                                       64,803
     3,683     Bayer AG (b)                                             335,951
     2,481     Deustche Bank AG (b)                                     324,247
     2,711     Deustche Postbank AG (b)                                 241,874
     4,701     Infineon Technologies AG (a) (b)                          55,759
       852     Merck KGaA (b)                                           111,273
     2,327     Metro AG (b)                                             195,178
     1,246     Muencher Rueckversicherungs-Gesellschaft AG (b)          241,820
    14,364     SAP AG (b)                                               741,236
     3,719     Siemens AG (b)                                           588,940
                                                                   ------------
                                                                      3,239,619
                                                                   ------------
               GREECE - 1.4%
     8,501     Hellenic Telecommunications Organization SA (b)          310,973
                                                                   ------------

               ITALY - 5.0%
     5,967     Assicurazioni Generali SpA (b)                           270,103
    21,176     Enel SpA (b)                                             251,806
    12,671     ENI SpA (b)                                              462,446
    19,372     UniCredito Italiano SpA (b)                              159,343
                                                                   ------------
                                                                      1,143,698
                                                                   ------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 99.8% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               JAPAN - 22.6%
    28,000     Bank of Yokohama Ltd. (b)                           $    195,087
     7,800     Bridgestone Corporation (b)                              137,709
     3,450     Canon, Inc. (b)                                          157,895
    14,000     Daiwa Securities Group, Inc. (b)                         125,687
        36     East Japan Railway Company (b)                           296,119
     1,300     FANUC LTD. (b)                                           126,033
     2,700     FAST RETAILING COMPANY Ltd. (b)                          193,114
     7,100     JSR Corporation (b)                                      181,773
     1,250     KEYENCE CORPORATION (b)                                  306,962
     7,600     MARUI COMPANY LTD. (b)                                    74,984
    12,000     Matsushita Electric Industrial Company Ltd. (b)          245,891
     7,500     Millea Holdings, Inc. (b)                                251,794
    20,000     Mitsubishi Estate Company Ltd. (b)                       476,499
    35,800     Mitsubishi UFJ Financial Group, Inc. (b)                 337,592
    17,000     Nomura Holdings, Inc. (b)                                284,833
        65     NTT Data Corporation (b)                                 287,895
        96     NTT DoCoMo, Inc. (b)                                     158,046
    12,000     PIONEER Corporation (b)                                  107,863
     7,300     Seven & I Holdings Company Ltd. (a) (b)                  212,083
    13,000     Sharp Corporation (b)                                    231,896
     5,900     SUMCO Corporation (b)                                    167,813
        39     Sumitomo Mitsui Financial Group, Inc. (b)                288,611
     2,900     T&D Holdings, Inc. (b)                                   147,556
     1,800     TDK CORPORATION (b)                                      132,576
                                                                   ------------
                                                                      5,126,311
                                                                   ------------
               NETHERLANDS - 6.8%
     6,379     Aegon NV (b)                                             112,515
     2,926     Akzo Nobel NV (b)                                        235,549
     5,718     Fortis (b)                                               150,124
     4,161     ING Groep NV (b)                                         162,135
    32,905     Koninklijke (Royal) KPN NV (a) (b)                       599,484
     6,398     Koninklijke (Royal) Philips Electronics NV (b)           274,156
                                                                   ------------
                                                                      1,533,963
                                                                   ------------
               NORWAY - 1.1%
     7,976     Statoil ASA (b)                                          246,066
                                                                   ------------

               POLAND - 0.4%
     4,076     Powszechna Kasa Oszczednosci Bank Polski SA (a) (b)       86,892
                                                                   ------------

               PORTUGAL - 0.7%
    23,489     EDP - Energias de Portugal SA (b)                        153,933
                                                                   ------------

               SINGAPORE - 2.0%
    25,000     DBS Group Holdings Ltd. (b)                              354,824
    81,000     Synear Food Holdings Ltd. (b)                             93,647
                                                                   ------------
                                                                        448,471
                                                                   ------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 99.8% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               SOUTH KOREA - 0.8%
     2,440     Hyundai Motor Company (b)                           $    184,928
                                                                   ------------

               SPAIN - 3.7%
    15,120     Repsol YPF SA (b)                                        539,379
     9,511     Telefonica SA (a) (b)                                    308,312
                                                                   ------------
                                                                        847,691
                                                                   ------------
               SWEDEN - 2.0%
    20,638     Nordea Bank AB (b)                                       345,870
    51,928     Telefonaktiebolaget LM Ericsson - B Shares (a) (b)       121,542
                                                                   ------------
                                                                        467,412
                                                                   ------------
               SWITZERLAND - 5.3%
     3,882     Credit Suisse Group (b)                                  233,679
       492     Nestle SA (b)                                            225,922
     5,744     Novartis AG (b)                                          314,124
     1,401     Roche Holdings AG (b)                                    242,185
       900     Swiss Re (b)                                              63,670
       393     Zurich Financial Services AG (b)                         115,340
                                                                   ------------
                                                                      1,194,920
                                                                   ------------
               UNITED KINGDOM - 17.5%
     2,605     Anglo American PLC (b)                                   158,127
    12,244     BAE Systems PLC (b)                                      121,447
     4,475     Berkeley Group (The) PLC (a) (b)                         120,504
    19,345     Cadbury Schweppes PLC (b)                                236,529
     1,918     Carnival PLC (b)                                          84,037
    17,558     GlaxoSmithKline PLC (b)                                  445,913
    25,623     Imperial Chemical Industries PLC                         340,205
    30,483     J Sainsbury PLC (b)                                      256,240
    34,740     Kingfisher PLC (b)                                        99,345
     4,365     Land Securities Group PLC (b)                            130,895
    20,514     Lloyds TSB Group PLC (b)                                 193,174
    15,882     Premier Foold PLC (b)                                     64,806
    18,683     Prudential PLC (b)                                       262,887
    20,348     Rolls-Royce Group PLC (b)                                220,453
   906,374     Rolls-Royce Group PLC - Class B                            1,985
    11,124     Royal Dutch Shell PLC - Class A (a) (b)                  468,949
     5,999     Royal Dutch Shell PLC - Class B (a) (b)                  250,073

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 99.8% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               UNITED KINGDOM - 17.5% (CONTINUED)
     5,741     Smiths Group PLC (b)                                $    115,407
     6,190     Whitbread PLC (b)                                        169,982
    29,886     William Morrison Supermarkets PLC (b)                    190,650
    85,395     Woolworths Group PLC (b)                                  21,943
                                                                   ------------
                                                                      3,953,551
                                                                   ------------

               TOTAL COMMON STOCKS - 99.8% (Cost $15,882,652)      $ 22,600,845

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%              48,629
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 22,649,474
                                                                   ============

(a)   Non-income producing security.
(b) Fair value priced (Note 1). Fair valued securities totalled $21,786,512 at December 31, 2007, representing 96.2% of net assets.

ADR - American Depositary Receipt.

See accompanying notes to schedule of investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
===============================================================================

1.    SECURITIES VALUATION

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Select Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national or foreign stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Because the value of foreign securities may be materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of The Jamestown International Equity Fund may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate The Jamestown International Equity Fund's net asset value per share may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2007:

                                                                                        The
                                      The                                            Jamestown            The
                                   Jamestown          The              The           Tax Exempt        Jamestown
                                   Balanced        Jamestown        Jamestown         Virginia       International
                                     Fund         Equity Fund      Select Fund          Fund          Equity Fund
                                 ------------     ------------     ------------     ------------     ------------
Tax cost of portfolio
investments                      $ 27,511,312     $ 26,756,273     $ 23,044,074     $ 26,908,839     $ 15,892,536
                                 ============     ============     ============     ============     ============

Gross unrealized appreciation    $  7,774,560     $ 10,602,476     $  3,431,763     $    569,451     $  7,265,121

Gross unrealized depreciation        (250,956)        (408,610)        (548,260)          (7,240)        (556,812)
                                 ------------     ------------     ------------     ------------     ------------

Net unrealized appreciation      $  7,523,604     $ 10,193,866     $  2,883,503     $    562,211     $  6,708,309
                                 ============     ============     ============     ============     ============

THE JAMESTOWN FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Select Fund and The Jamestown International Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*        /s/ John F. Splain
                           -----------------------------------------------------
                                 John F. Splain, Secretary

Date          February 20, 2008
      ----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ John T. Bruce
                           -----------------------------------------------------
                                 John T. Bruce, President
                                 (FBP Value Fund and FBP Balanced Fund)

Date          February 20, 2008
      ----------------------------------

By (Signature and Title)*        /s/ Thomas W. Leavell
                            -------------------------------------------
                                 Thomas W. Leavell, President
                                 (The Government Street Equity Fund, The
                                 Government Street Mid-Cap Fund, The Government
                                 Street Bond Fund and The Alabama Tax Free
                                 Bond Fund)

Date          February 20, 2008
      ----------------------------------

By (Signature and Title)*        /s/ Charles M. Caravati III
                           -----------------------------------------------------
                                 Charles M. Caravati III, President
                                 (The Jamestown Balanced Fund, The Jamestown
                                 Equity Fund and The Jamestown International
                                 Equity Fund)

Date          February 20, 2008
      ----------------------------------

By (Signature and Title)*        /s/ Joseph A. Jennings III
                           -----------------------------------------------------
                                 Joseph A. Jennings III, President
                                 (The Jamestown Tax Exempt Virginia Fund)

Date          February 20, 2008
      ----------------------------------

By (Signature and Title)*        /s/ Lawrence B. Whitlock, Jr.
                           -----------------------------------------------------
                                 Lawrence B. Whitlock, Jr., President
                                 (The Jamestown Select Fund)

Date          February 20, 2008
      ----------------------------------

By (Signature and Title)*        /s/ Joseph L. Antrim III
                           -----------------------------------------------------
                                 Joseph L. Antrim III, President
                                 (The Davenport Equity Fund)

Date          February 20, 2008
      ----------------------------------

By (Signature and Title)*        /s/ Mark J. Seger
                           -----------------------------------------------------
                                 Mark J. Seger, Treasurer

Date          February 20, 2008
      ----------------------------------

* Print the name and title of each signing officer under his or her signature.